Fair Value Measurements (Details) - Schedule of initial measurement - USD ($)		6 Months Ended
	Mar. 10, 2021	Jun. 30, 2021
Warrant Liability [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Expected term (years)	6 years 2 months 12 days	5 years 6 months
Expected volatility	24.20%	18.70%
Risk-free interest rate	1.10%	1.00%
Stock price (in Dollars per share)	$ 9.56	$ 9.88
FPA Liability [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Expected term (years)	1 year 2 months 12 days	6 months
Expected volatility	24.40%
Risk-free interest rate	0.10%	0.10%
Stock price (in Dollars per share)	$ 9.56	$ 9.88
Warrant value (in Dollars)		$ 1.01